Prospectus supplement dated June 1, 2017
to the following prospectus(es):
BOA ChoiceLife FPVUL and BOA Next Generation FPVUL
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class P	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class P	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
(2)	Effective May 1, 2017, the Sub-Advisor for the following underlying mutual funds are updated as indicated below:
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares (formerly, Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares)
Investment Advisor:	The Dreyfus Corporation
Sub-advisor	Newton Investment Management (North America) Limited
Investment Objective:	The fund seeks long-term capital appreciation.
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 5, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Janus Aspen Series - Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Aspen Series - Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Janus Aspen Series - Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares
PROS-0357